STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 16, 2024	Nov. 04, 2024	Nov. 30, 2024	Aug. 31, 2023	Feb. 28, 2025	Aug. 31, 2022	Aug. 23, 2022	Aug. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000			500,000,000
Common stock, par value					$ 0.0001			$ 0.0001
Common stock, shares outstanding					39,667,607			49,665,649
Reverse stock split	1-for-5 through 1-for-30
Former Officer [Member]
Class of Stock [Line Items]
Shares issued as compensation				150,000	2,707,208
Vesting, description				All of the shares became fully vested in November 2024.
Raymond Mow [Member]
Class of Stock [Line Items]
Number of shares issued							850,000
Vesting, description							All of the shares vested in full on the scheduled vesting date of January 15, 2025.
Erik Nelson [Member]
Class of Stock [Line Items]
Number of shares issued							850,000
Vesting, description							All of the shares vested in full on the scheduled vesting date of January 15, 2025.
Minimum [Member]
Class of Stock [Line Items]
Fair market value of common stock								$ 0.44
Maximum [Member]
Class of Stock [Line Items]
Fair market value of common stock								$ 0.289
Two Officers [Member]
Class of Stock [Line Items]
Number of shares issued					500.0000
Number of shares issued for compensation					1,000,000
Share price					$ 0.289
Two Officers [Member] | Accredited Third Party [Member]
Class of Stock [Line Items]
Share price					$ 0.289
Service Providers Lieu In Cash [Member]
Class of Stock [Line Items]
Number of shares issued					255,000
Share price					$ 0.289
Service Providers Lieu In Cash [Member] | Accredited Third Party [Member]
Class of Stock [Line Items]
Share price					$ 0.289
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					20,000,000
Preferred stock, par value					$ 0.0001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					500,000			500,000
Preferred stock, par value					$ 0.0001			$ 0.0001
Preferred stock, shares issued					453,966			453,966
Liquidation preference per share					$ 10
Conversion price					$ 0.20
Redeemed percentage					30.00%
Number of value redeemed					$ 2,000,000
Number of shares redeemed					10,000
Preferred stock conversion price decrease					$ 0.20
Preferred stock conversion price increase					$ 0.575
Number of shares authorized					14,803,239
Deemed dividend charge					$ 2,960,648
Preferred stock value per share					$ 0.20
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					3,000			3,000
Preferred stock, par value					$ 0.0001			$ 0.0001
Preferred stock, shares issued					2,500			0
Liquidation preference per share					$ 1,000
Conversion price					$ 0.20
Number of shares issued					2,500
Liquidation value					$ 1,000
Fair market value of common stock					$ 0.20
Number of shares authorized		3,000
Series B Preferred Stock [Member] | IDI [Member]
Class of Stock [Line Items]
Number of shares issued			2,500
Investment cash to IDI			$ 200,000
Retired of shares			11,500,000
Common Stock [Member] | IDI [Member]
Class of Stock [Line Items]
Number of shares issued			11,500,000
Series A Convertible Preferred Stock [Member] | Jonathan Bates [Member]
Class of Stock [Line Items]
Number of shares issued						150,000
Vesting, description						Under the terms of the issuance, the shares were to vest in full on January 15, 2025 if Mr. Bates was still employed by us at that time.
Cash received			$ 25,000